Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

CONTACT INFORMATION

Depositor	HSI Asset Securitization Corporation
452 Fifth Avenue
New York, New York 10018

Trustee	Deutsche Bank National Trust Company
1761 East St. Andrew Place
Santa Ana, CA 92705

Master Servicer	CitiMortgage, Inc.
4000 Regent Blvd., 3rd Floor
Irving, TX 75063

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	5

Reconciliation Detail	6

Collateral Summary	7

Delinquency Information	10

Standard Prepayment and Default Information	13

Credit Enhancement	14

Distribution Waterfall Detail	15

Other Information	17

Deal Contact:	Jennifer McCourt	Citibank, N.A.
	jennifer.mccourt@citi.com	Agency and Trust
	Tel: (212) 816-5680	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Distribution Summary
DISTRIBUTION IN DOLLARS
Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
IA	438,787,000.00	413,098,852.60	5.460000%	30 / 360	04/25 - 05/24	1,879,599.78	11,748,838.72	13,628,438.50	0.00	0.00	401,350,013.88
IIA1	105,043,000.00	93,047,696.92	5.370000%	30 / 360	04/25 - 05/24	416,388.44	2,298,206.13	2,714,594.57	0.00	0.00	90,749,490.79
IIA2	24,118,000.00	24,118,000.00	5.430000%	30 / 360	04/25 - 05/24	109,133.95	0.00	109,133.95	0.00	0.00	24,118,000.00
IIA3	40,466,000.00	40,466,000.00	5.470000%	30 / 360	04/25 - 05/24	184,457.52	0.00	184,457.52	0.00	0.00	40,466,000.00
IIA4	6,266,000.00	6,266,000.00	5.540000%	30 / 360	04/25 - 05/24	28,928.03	0.00	28,928.03	0.00	0.00	6,266,000.00
M1	35,013,000.00	35,013,000.00	5.550000%	30 / 360	04/25 - 05/24	161,935.13	0.00	161,935.13	0.00	0.00	35,013,000.00
M2	24,898,000.00	24,898,000.00	5.590000%	30 / 360	04/25 - 05/24	115,983.18	0.00	115,983.18	0.00	0.00	24,898,000.00
M3	15,173,000.00	15,173,000.00	5.630000%	30 / 360	04/25 - 05/24	71,186.66	0.00	71,186.66	0.00	0.00	15,173,000.00
M4	14,005,000.00	14,005,000.00	5.700000%	30 / 360	04/25 - 05/24	66,523.75	0.00	66,523.75	0.00	0.00	14,005,000.00
M5	13,227,000.00	13,227,000.00	5.710000%	30 / 360	04/25 - 05/24	62,938.47	0.00	62,938.47	0.00	0.00	13,227,000.00
M6	10,504,000.00	10,504,000.00	5.780000%	30 / 360	04/25 - 05/24	50,594.27	0.00	50,594.27	0.00	0.00	10,504,000.00
M7	10,504,000.00	10,504,000.00	6.270000%	30 / 360	04/25 - 05/24	54,883.40	0.00	54,883.40	0.00	0.00	10,504,000.00
M8	5,447,000.00	5,447,000.00	6.870000%	30 / 360	04/25 - 05/24	31,184.08	0.00	31,184.08	0.00	0.00	5,447,000.00
M9	10,504,000.00	10,504,000.00	7.820000%	30 / 360	04/25 - 05/24	68,451.07	0.00	68,451.07	0.00	0.00	10,504,000.00
M10	9,337,000.00	9,337,000.00	8.315827%	30 / 360	04/25 - 05/24	64,736.53	0.00	64,736.53	0.00	0.00	9,337,000.00
P	100.00	100.00	0.000000%	30 / 360		192,709.51	0.00	192,709.51	0.00	0.00	100.00
X	14,783,741.00	14,783,440.95	1.425061%	30 / 360		1,885,859.98	0.00	1,885,859.98	0.00	0.00	14,783,440.95
R	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
Totals	778,075,841.00	740,392,090.47				5,445,493.75	14,047,044.85	19,492,538.60	0.00	0.00	726,345,045.62

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Distribution Summary (Factors)
PER $1,000 OF ORIGINAL BALANCE
Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)	(11/2 x 1000)	(12/2 x 1000)
P	40431JAR4	04/30/2007	1,000.000000	1,927,095.100000	0.000000	1,927,095.100000	0.000000	0.000000	1,000.000000
X	40431JAS2	04/30/2007	999.979704	127.563110	0.000000	127.563110	0.000000	0.000000	999.979704
R	40431JAT0	04/30/2007	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Interest Distribution Detail
DISTRIBUTION IN DOLLARS
Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
IA	413,098,852.60	5.46000%	5.46000%	30 / 360	1,879,599.78	0.00	0.00	0.00	1,879,599.78	0.00	1,879,599.78	0.00
IIA1	93,047,696.92	5.37000%	5.37000%	30 / 360	416,388.44	0.00	0.00	0.00	416,388.44	0.00	416,388.44	0.00
IIA2	24,118,000.00	5.43000%	5.43000%	30 / 360	109,133.95	0.00	0.00	0.00	109,133.95	0.00	109,133.95	0.00
IIA3	40,466,000.00	5.47000%	5.47000%	30 / 360	184,457.52	0.00	0.00	0.00	184,457.52	0.00	184,457.52	0.00
IIA4	6,266,000.00	5.54000%	5.54000%	30 / 360	28,928.03	0.00	0.00	0.00	28,928.03	0.00	28,928.03	0.00
M1	35,013,000.00	5.55000%	5.55000%	30 / 360	161,935.13	0.00	0.00	0.00	161,935.13	0.00	161,935.13	0.00
M2	24,898,000.00	5.59000%	5.59000%	30 / 360	115,983.18	0.00	0.00	0.00	115,983.18	0.00	115,983.18	0.00
M3	15,173,000.00	5.63000%	5.63000%	30 / 360	71,186.66	0.00	0.00	0.00	71,186.66	0.00	71,186.66	0.00
M4	14,005,000.00	5.70000%	5.70000%	30 / 360	66,523.75	0.00	0.00	0.00	66,523.75	0.00	66,523.75	0.00
M5	13,227,000.00	5.71000%	5.71000%	30 / 360	62,938.47	0.00	0.00	0.00	62,938.47	0.00	62,938.47	0.00
M6	10,504,000.00	5.78000%	5.78000%	30 / 360	50,594.27	0.00	0.00	0.00	50,594.27	0.00	50,594.27	0.00
M7	10,504,000.00	6.27000%	6.27000%	30 / 360	54,883.40	0.00	0.00	0.00	54,883.40	0.00	54,883.40	0.00
M8	5,447,000.00	6.87000%	6.87000%	30 / 360	31,184.08	0.00	0.00	0.00	31,184.08	0.00	31,184.08	0.00
M9	10,504,000.00	7.82000%	7.82000%	30 / 360	68,451.07	0.00	0.00	0.00	68,451.07	0.00	68,451.07	0.00
M10	9,337,000.00	8.31583%	8.31583%	30 / 360	64,736.53	0.00	0.00	0.00	64,736.53	0.00	64,736.53	0.00
P	100.00	0.00000%	0.00000%	30 / 360	192,709.51	0.00	0.00	0.00	192,709.51	0.00	192,709.51	0.00
X	14,783,440.95	1.42506%	0.00000%	30 / 360	1,885,892.45	57.31	0.00	0.00	1,885,949.76	0.00	1,885,859.98	89.78
R	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	740,392,090.47				5,445,526.22	57.31	0.00	0.00	5,445,583.53	0.00	5,445,493.75	89.78

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Principal Distribution Detail
DISTRIBUTION IN DOLLARS
Class	Original Balance	Prior Principal Balance	Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)=(3)-(4)+(5)-(6)+(7)	(9)
IA	438,787,000.00	413,098,852.60	11,748,838.72	0.00	0.00	0.00	401,350,013.88	0.00
IIA1	105,043,000.00	93,047,696.92	2,298,206.13	0.00	0.00	0.00	90,749,490.79	0.00
IIA2	24,118,000.00	24,118,000.00	0.00	0.00	0.00	0.00	24,118,000.00	0.00
IIA3	40,466,000.00	40,466,000.00	0.00	0.00	0.00	0.00	40,466,000.00	0.00
IIA4	6,266,000.00	6,266,000.00	0.00	0.00	0.00	0.00	6,266,000.00	0.00
M1	35,013,000.00	35,013,000.00	0.00	0.00	0.00	0.00	35,013,000.00	0.00
M2	24,898,000.00	24,898,000.00	0.00	0.00	0.00	0.00	24,898,000.00	0.00
M3	15,173,000.00	15,173,000.00	0.00	0.00	0.00	0.00	15,173,000.00	0.00
M4	14,005,000.00	14,005,000.00	0.00	0.00	0.00	0.00	14,005,000.00	0.00
M5	13,227,000.00	13,227,000.00	0.00	0.00	0.00	0.00	13,227,000.00	0.00
M6	10,504,000.00	10,504,000.00	0.00	0.00	0.00	0.00	10,504,000.00	0.00
M7	10,504,000.00	10,504,000.00	0.00	0.00	0.00	0.00	10,504,000.00	0.00
M8	5,447,000.00	5,447,000.00	0.00	0.00	0.00	0.00	5,447,000.00	0.00
M9	10,504,000.00	10,504,000.00	0.00	0.00	0.00	0.00	10,504,000.00	0.00
M10	9,337,000.00	9,337,000.00	0.00	0.00	0.00	0.00	9,337,000.00	0.00
P	100.00	100.00	0.00	0.00	0.00	0.00	100.00	0.00
X	14,783,741.00	14,783,440.95	0.00	0.00	0.00	0.00	14,783,440.95	0.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	778,075,841.00	740,392,090.47	14,047,044.85	0.00	0.00	0.00	726,345,045.62	0.00

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Reconciliation Detail

SOURCE OF FUNDS

Interest Funds Available
Scheduled Interest	5,316,269.00
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Interest Adjustments	0.00
Total Interest Funds Available:		5,316,269.00
Principal Funds Available
Scheduled Principal	312,089.21
Curtailments	17,086.67
Prepayments in Full	13,717,868.97
Net Liquidation Proceeds	0.00
Adjustment Principal	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Other Principal	0.00
Total Principal Funds Available:		14,047,044.85
Other Funds Available
Swap Amount	130,251.19
Prepayment Charges	192,709.51
Other Charges	0.00
Total Other Funds Available:		322,960.70
Total Funds Available		19,686,274.55

ALLOCATION OF FUNDS

Scheduled Fees
Credit Risk Manager Fee	8,637.91
Master Servicing Fee	0.00
Servicing Fee	185,098.04
Trustee Fee	0.00
Total Scheduled Fees:		193,735.95
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Payment to the Swap Counterparty	0.00
Total Additional Fees, Expenses, etc.:		0.00
Distribution to Certificateholders
Interest Distribution	5,445,493.75
Principal Distribution	14,047,044.85
Total Distribution to Certificateholders:		19,492,538.60
Total Funds Allocated		19,686,274.55

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Collateral Summary - Group 1

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	555,426,666.34	529,738,356.71	517,989,517.99

Loan Count	3,387	3,263	3,209

Weighted Average Coupon Rate (WAC)	8.726134%	8.718087%	8.721988%

Net Weighted Average Coupon Rate (Net WAC)	8.426134%	8.418087%	8.421988%

Weighted Average Remaining Term (WART in months)	0	353	352

AVAILABLE PRINCIPAL

Scheduled Principal	229,863.85
Curtailments	13,121.07
Prepayments in Full	11,505,853.80
Net Liquidation Proceeds	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Adjustment Principal	0.00
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	11,748,838.72

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest		3,848,587.69

	Supplemental Interest Trust Amount	130,251.19
Less:	Servicing Fee	132,434.57
	Master Servicing Fee	0.00
	Insurance Fee	0.00
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		3,846,404.31

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Collateral Summary - Group 2

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	222,649,174.69	210,653,733.79	208,355,527.66

Loan Count	734	705	699

Weighted Average Coupon Rate (WAC)	8.360273%	8.360724%	8.361333%

Net Weighted Average Coupon Rate (Net WAC)	8.060273%	8.060724%	8.061333%

Weighted Average Remaining Term (WART in months)	0	353	352

AVAILABLE PRINCIPAL

Scheduled Principal	82,225.36
Curtailments	3,965.60
Prepayments in Full	2,212,015.17
Net Liquidation Proceeds	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Adjustment Principal	0.00
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	2,298,206.13

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest		1,467,681.31

Less:	Servicing Fee	52,663.47
	Master Servicing Fee	0.00
	Insurance Fee	0.00
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		1,415,017.84

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Collateral Summary - Total

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	778,075,841.03	740,392,090.50	726,345,045.65

Loan Count	4,121	3,968	3,908

Weighted Average Coupon Rate (WAC)	8.621442%	8.616411%	8.620678%

Net Weighted Average Coupon Rate (WAC)	8.321442%	8.316411%	8.320678%

Weighted Average Remaining Term (WART in months)	0	353	352

AVAILABLE PRINCIPAL

Scheduled Principal	312,089.21
Curtailments	17,086.67
Prepayments in Full	13,717,868.97
Net Liquidation Proceeds	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Adjustment Principal	0.00
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	14,047,044.85

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest		5,316,269.00

	Supplemental Interest Trust Amount	130,251.19
Less:	Servicing Fee	185,098.04
	Master Servicing Fee	0.00
	Insurance Fee	0.00
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		5,261,422.15

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Delinquency Information
GROUP 1

	31-60 Days	61-90 Days	91+ Days	Totals
Delinquency
Scheduled Principal Balance	18,460,858.20	8,243,305.75	652,032.23	27,356,196.18
Percentage of Total Pool Balance	3.5639%	1.5914%	0.1259%	5.2812%
Number of Loans	108	45	4	157
Percentage of Total Loans	3.3655%	1.4023%	0.1246%	4.8925%
Bankruptcy
Scheduled Principal Balance	0.00	159,185.76	0.00	159,185.76
Percentage of Total Pool Balance	0.0000%	0.0307%	0.0000%	0.0307%
Number of Loans	0	1	0	1
Percentage of Total Loans	0.0000%	0.0312%	0.0000%	0.0312%
Foreclosure
Scheduled Principal Balance	0.00	1,302,813.12	65,272.11	1,368,085.23
Percentage of Total Pool Balance	0.0000%	0.2515%	0.0126%	0.2641%
Number of Loans	0	7	1	8
Percentage of Total Loans	0.0000%	0.2181%	0.0312%	0.2493%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	18,460,858.20	9,705,304.63	717,304.34	28,883,467.17
Percentage of Total Pool Balance	3.5639%	1.8736%	0.1385%	5.5761%
Number of Loans	108	53	5	166
Percentage of Total Loans	3.3655%	1.6516%	0.1558%	5.1730%

Principal and Interest Advance Required and Received	3,662,384.54

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Delinquency Information
GROUP 2

	31-60 Days	61-90 Days	91+ Days	Totals
Delinquency
Scheduled Principal Balance	8,089,366.16	4,540,138.71	619,031.72	13,248,536.59
Percentage of Total Pool Balance	3.8825%	2.1790%	0.2971%	6.3586%
Number of Loans	23	14	3	40
Percentage of Total Loans	3.2904%	2.0029%	0.4292%	5.7225%
Bankruptcy
Scheduled Principal Balance	424,206.13	0.00	0.00	424,206.13
Percentage of Total Pool Balance	0.2036%	0.0000%	0.0000%	0.2036%
Number of Loans	1	0	0	1
Percentage of Total Loans	0.1431%	0.0000%	0.0000%	0.1431%
Foreclosure
Scheduled Principal Balance	0.00	1,179,439.24	0.00	1,179,439.24
Percentage of Total Pool Balance	0.0000%	0.5661%	0.0000%	0.5661%
Number of Loans	0	4	0	4
Percentage of Total Loans	0.0000%	0.5722%	0.0000%	0.5722%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	8,513,572.29	5,719,577.95	619,031.72	14,852,181.96
Percentage of Total Pool Balance	4.0861%	2.7451%	0.2971%	7.1283%
Number of Loans	24	18	3	45
Percentage of Total Loans	3.4335%	2.5751%	0.4292%	6.4378%

Principal and Interest Advance Required and Received	1,427,689.95

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Delinquency Information
GROUP TOTALS

	31-60 Days	61-90 Days	91+ Days	Totals
Delinquency
Scheduled Principal Balance	26,550,224.36	12,783,444.46	1,271,063.95	40,604,732.77
Percentage of Total Pool Balance	3.6553%	1.7600%	0.1750%	5.5903%
Number of Loans	131	59	7	197
Percentage of Total Loans	3.3521%	1.5097%	0.1791%	5.0409%
Bankruptcy
Scheduled Principal Balance	424,206.13	159,185.76	0.00	583,391.89
Percentage of Total Pool Balance	0.0584%	0.0219%	0.0000%	0.0803%
Number of Loans	1	1	0	2
Percentage of Total Loans	0.0256%	0.0256%	0.0000%	0.0512%
Foreclosure
Scheduled Principal Balance	0.00	2,482,252.36	65,272.11	2,547,524.47
Percentage of Total Pool Balance	0.0000%	0.3417%	0.0090%	0.3507%
Number of Loans	0	11	1	12
Percentage of Total Loans	0.0000%	0.2815%	0.0256%	0.3071%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	26,974,430.49	15,424,882.58	1,336,336.06	43,735,649.13
Percentage of Total Pool Balance	3.7137%	2.1236%	0.1840%	6.0213%
Number of Loans	132	71	8	211
Percentage of Total Loans	3.3777%	1.8168%	0.2047%	5.3992%

Principal and Interest Advance Required and Received	5,090,074.49

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Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Standard Prepayment and Default Information
Payment Date	Wtd. Avg. Age (Months)	Current Collateral Balance	Scheduled Principal	Unscheduled Principal	Liquidation Principal	SMM	CPR	PSA	MDR	CDR	SDA
27-Aug-2007	10.50	689,519,844.23	302,607.64	14,082,547.41	0.00	2.001%	21.543%	1,026%	0.000%	0.000%	0%
25-Jul-2007	9.50	703,904,999.28	304,507.33	8,536,181.46	0.00	1.198%	13.467%	709%	0.000%	0.000%	0%
25-Jun-2007	8.50	712,745,688.07	307,980.97	13,291,376.61	0.00	1.831%	19.886%	1,169%	0.000%	0.000%	0%
25-May-2007	7.50	726,345,045.65	312,089.21	13,734,955.64	0.00	1.856%	20.132%	1,341%	0.000%	0.000%	0%
25-Apr-2007	6.50	740,392,090.50	313,535.10	11,443,825.98	0.00	1.522%	16.811%	1,293%	0.000%	0.000%	0%
26-Mar-2007	5.51	752,149,451.58	316,446.69	12,971,283.21	0.00	1.695%	18.550%	1,684%	0.000%	0.000%	0%
26-Feb-2007	4.51	765,437,181.48	319,501.64	12,319,157.91	0.00	1.584%	17.436%	1,933%	0.000%	0.000%	0%
SMM (Single Month Mortality) = Unscheduled Principal / (Beginning Balance - Scheduled Principal)	MDR (Monthly Default Rate) = Beginning Balance of Liquidated Asset / Total Beginning Balance
CPR (Constant Prepayment Rate) = 1 - ((1-SMM)^12)	CDR (Conditional Default Rate) = 1 - ((1-MDR)^12)
PSA (Public Securities Association) = CPR * (min(.2% * Age, 6%))	SDA (Standard Default Assumption) = CDR * (min(.2% * Age, 6%))

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Credit Enhancement

GROUP TOTALS
Required Overcollateralization Amount		14,783,440.98	2.0353%
Prior Overcollateralization Amount		14,783,440.98
Overcollateralization Decrease due to Realized Losses		0.00
Overcollateralization Deficiency Amount	0.00
Excess Spread Available for Overcollateralization Increase	1,764,279.17
Overcollateralization Increase Amount		0.00
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	14,047,044.85
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		14,783,440.98	2.0353%

Senior Enhancement Percentage			22.4956%
Are Stepdown Principal Distributions allowed this month?			No
(Has the Stepdown Date occured and are there no Trigger Events in effect?)
Has the Stepdown Date Occured?		No
(Has the Distribution Date in December 2009 passed or have the Senior Notes paid down to their target percentage?)
Senior Notes Credit Enhancement Percentage	20.5616%
Senior Notes Credit Enhancement Target Percentage	42.0000%
Is A Trigger Event in effect?		No
(Is a Delinquency Trigger Event in effect or is a Cumulative Loss Trigger Event in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Delinquency Percentage equal or exceed the target percentage?)
Rolling Three Month Delinquency Rate	0.8313%
Target Percentage	7.8340%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0000%
Target Percentage	8.5000%

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Waterfall Detail
DISTRIBUTIONS	Amount Distributed	Remaining Available Funds

Group 1 Interest Remittance Funds		3,716,153.12
Group 1 Percentage of the Net Swap Payment owed to the Swap Counterparty	0.00	3,716,153.12
Class I-A Senior Interest Payment Interest	(1,879,599.78)	1,836,553.34

Group 2 Interest Remittance Funds		1,415,017.84
Group 2 Percentage of the Net Swap Payment owed to the Swap Counterparty	0.00	1,415,017.84
Class II-A1, II-A2, II-A3, II-A4 Current and Carryforward Interest	(738,907.94)	676,109.90

Group 1 & 2 Interest Remittance Funds		2,512,663.24
Group 1 & 2 Remaining Senior Interest Payments	0.00	2,512,663.24
Class M Interest Payment Amount	(748,384.07)	1,764,279.17

Group 1 Principal Payment Amount		11,748,838.72
Group 1 Percentage of the Net Swap Payment owed to the Swap Counterparty	0.00	11,748,838.72
Group I-A, the Group 1 Principal Payment Amount	(11,748,838.72)	0.00

Group 2 Principal Payment Amount		2,298,206.13
Group 2 Percentage of the Net Swap Payment owed to the Swap Counterparty	0.00	2,298,206.13
Group 2 Certificates, the Group 1 Principal Payment Amount	(2,298,206.13)	0.00

Remaining Principal Payment Amount		0.00
Class M-1, the Class Principal Amount	0.00	0.00
Class M-2, the Class Principal Amount	0.00	0.00
Class M-3, the Class Principal Amount	0.00	0.00
Class M-4, the Class Principal Amount	0.00	0.00
Class M-5, the Class Principal Amount	0.00	0.00
Class M-6, the Class Principal Amount	0.00	0.00
Class M-7, the Class Principal Amount	0.00	0.00
Class M-8, the Class Principal Amount	0.00	0.00
Class M-9, the Class Principal Amount	0.00	0.00
Class M-10, the Class Principal Amount	0.00	0.00

Remaining Funds		1,764,279.17
Class A Certificates, any remaining Senior Interest Payment	0.00	1,764,279.17

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Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Class M Certificates, any Interest Payment Amount and Interest Carryforward Amount	0.00	1,764,279.17
Excess Reserve Fund Account, any Basis Risk Payment	(32.47)	1,764,246.70
Credit Risk Manager, the Credit Risk Manager Fee	(8,637.91)	1,755,608.79
Swap Counterparty, the Swap Termination Payment	0.00	1,755,608.79
Class X, the Class X Distributable Amount	(1,755,608.79)	0.00
Class R, any remaining Amount	0.00	0.00

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Other Information

Excess Reserve Fund
Beginning Balance	1,000.00
Deposits	32.47
Withdrawals	32.47
Ending Balance	1,000.00

Supplemental Interest Trust Fund
Beginning Balance	1,000.00
Deposits	130,251.19
Withdrawals	130,251.19
Ending Balance	1,000.00

Final Maturity Reserve Trust
Beginning Balance	0.00
Deposits	0.00
Withdrawals	0.00
Ending Balance	0.00

Current Libor	5.320000%
Next Libor	5.320000%

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup

Distribution Date: Determination Date:	05/25/2007 05/18/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Basis Risk Shortfall Amounts (Amounts include prior month's unpaid)
Class 1A Basis Risk Shortfall Amount	0.00
Class 2A1 Basis Risk Shortfall Amount	0.00
Class 2A2 Basis Risk Shortfall Amount	0.00
Class 2A3 Basis Risk Shortfall Amount	0.00
Class 2A4 Basis Risk Shortfall Amount	0.00
Class M-1 Basis Risk Shortfall Amount	0.00
Class M-2 Basis Risk Shortfall Amount	0.00
Class M-3 Basis Risk Shortfall Amount	0.00
Class M-4 Basis Risk Shortfall Amount	0.00
Class M-5 Basis Risk Shortfall Amount	0.00
Class M-6 Basis Risk Shortfall Amount	0.00
Class M-7 Basis Risk Shortfall Amount	0.00
Class M-8 Basis Risk Shortfall Amount	0.00
Class M-9 Basis Risk Shortfall Amount	0.00
Class M-10 Basis Risk Shortfall Amount	32.47

Unpaid Basis Risk Shortfall Amounts
Class 1A Unpaid Basis Risk Shortfall Amount	0.00
Class 2A1 Unpaid Basis Risk Shortfall Amount	0.00
Class 2A2 Unpaid Basis Risk Shortfall Amount	0.00
Class 2A3 Unpaid Basis Risk Shortfall Amount	0.00
Class 2A4 Unpaid Basis Risk Shortfall Amount	0.00
Class M-1 Unpaid Basis Risk Shortfall Amount	0.00
Class M-2 Unpaid Basis Risk Shortfall Amount	0.00
Class M-3 Unpaid Basis Risk Shortfall Amount	0.00
Class M-4 Unpaid Basis Risk Shortfall Amount	0.00
Class M-5 Unpaid Basis Risk Shortfall Amount	0.00
Class M-6 Unpaid Basis Risk Shortfall Amount	0.00
Class M-7 Unpaid Basis Risk Shortfall Amount	0.00
Class M-8 Unpaid Basis Risk Shortfall Amount	0.00
Class M-9 Unpaid Basis Risk Shortfall Amount	0.00
Class M-10 Unpaid Basis Risk Shortfall Amount	0.00

Net Derivative Payment to the Supplemental Interest Trust Pursuant to Sec.4.02	130,251.19
Net Derivative Payment to the Derivative Counterparty Pursuant to Sec.4.02	0.00
Swap or Cap Termination Payment to the Supplemental Interest Trust Pursuant to Sec.4.02	0.00
Swap or Cap Termination Payment to the Swap Counterparty Pursuant to Sec.4.02	0.00

Reports Available at www.sf.citidirect.com	(c) Copyright 2007 Citigroup